11. Significant Customer Concentrations (Details Narrative)	3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended			12 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2014 Revenue [Member] One Customer [Member]	Sep. 30, 2013 Revenue [Member] One Customer [Member]	Sep. 30, 2014 Revenue [Member] One Customer [Member]	Sep. 30, 2013 Revenue [Member] One Customer [Member]	Sep. 30, 2014 Revenue [Member] Second Customer [Member]	Sep. 30, 2013 Revenue [Member] Second Customer [Member]	Sep. 30, 2014 Revenue [Member] Second Customer [Member]	Sep. 30, 2013 Revenue [Member] Second Customer [Member]	Sep. 30, 2014 Accounts Receivable [Member] One Customer [Member]	Mar. 31, 2014 Accounts Receivable [Member] One Customer [Member]	Sep. 30, 2014 Accounts Receivable [Member] Second Customer [Member]	Mar. 31, 2014 Accounts Receivable [Member] Second Customer [Member]	Mar. 31, 2014 Accounts Receivable [Member] Third Customer [Member]
Significant customer concentration	47.00%	33.00%	45.00%	37.00%	14.00%	32.00%	15.00%	27.00%	56.00%	44.00%	11.00%	15.00%	12.00%